Investments and Derivative Instruments Investments and Derivative Instruments (Offsetting) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting Assets [Line Items]
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 120,000,000	$ 100,000,000
Other Investments [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,510,000,000	2,732,000,000
Derivative Asset	272,000,000
Derivative Accrued Interest and Collateral Assets After Offsetting	(52,000,000)	(87,000,000)
Derivative Asset, Fair Value of Collateral		490,000,000
Derivative Asset, Fair Value of Collateral	121,000,000
Derivative Asset, Fair Value, Amount Offset Against Collateral	1,290,000,000	4,000,000
Derivative, Fair Value, Net	99,000,000
Derivative Asset, Fair Value, Gross Liability		2,238,000,000
Derivative Asset		581,000,000
Other Liabilities [Member]
Offsetting Assets [Line Items]
Derivative Liability, Fair Value, Gross Asset	(2,063,000,000)	(2,113,000,000)
Derivative Asset	(825,000,000)
Derivative Liability, Fair Value, Gross Liability	(826,000,000)
Derivative Accrued Interest and Collateral Liabilities After Offsetting	70,000,000	(392,000,000)
Derivative Liability, Fair Value of Collateral		(300,000,000)
Derivative Liability, Fair Value, Amount Offset Against Collateral	(1,308,000,000)	(54,000,000)
Derivative, Fair Value, Net	71,000,000
Derivative Liability, Fair Value, Gross Liability		(1,759,000,000)
Derivative Liability		$ 38,000,000